Related party transactions (Tables)	12 Months Ended
Oct. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of Information about Key Management Personnel Remuneration
The remuneration of the directors, who are the key management personnel of the Company, is set out below:

	2020	2019	2018
	$	$	$
Salaries	231,034	104,310	55,938
Share-based compensation	74,320	149,993	36,212
Fees and benefits	411,184	159,881	39,428

	716,538	414,184	131,578

Schedule of Outstanding Balances of Remunerations of the Directors
Outstanding balances of remunerations of the directors are summarized as follows:

	2020	2019	2018
	$	$	$
Accounts payable and accrued liabilities	316,465	85,386	—
Restricted share units	153,296	—	—

Outstanding balances at October 31	469,761	85,386	—